Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund

Supplement dated August 24, 2020

to

Statutory Prospectus dated July 1, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.            TEMPORARY SUSPENSION OF THE R6 SHARE CLASS

As of August 24, 2020, and until further notice, the R6 Share Class of the Brandes Core Plus Fixed Income Fund (the “Fund”) is temporarily not accepting new investments.

II.            CHANGE TO FEES AND EXPENSES OF THE FUND

On Page 3 of the Statutory Prospectus, the table in the section entitled “Fees and Expenses of the Fund”, is deleted in its entirety and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%		None		None
Maximum Deferred Sales Charge (Load)		None*		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R6
Management Fees		0.35%		0.35%		0.35%
Distribution (12b-1) Fees		0.25%		None		None
Other Expenses
Shareholder Servicing Fees	None		None		None
Other Expenses(1)	0.33%		0.38%		0.33%

Total Other Expenses		0.33%		0.38%		0.33%

Total Annual Fund Operating Expenses		0.93%		0.73%		0.68%	(4)
Less: Management Fee Waiver (2)		0.05%		0.05%		0.05%
Less: Expense Reimbursement		0.38%		0.38%		0.33%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)		0.50%		0.30%		0.30%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until January 28, 2022.

(3)
The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 28, 2022 with respect to Class A and Class I shares and January 31, 2021 for Class R6 shares: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

(4)
Total Annual Fund Operating Expenses for Class R6 shares do not correlate with the financial highlights table found in the semi-annual report and have been restated to reflect estimated operating expenses for the current fiscal year.

III.            CHANGE TO EXPENSE EXAMPLE

The table in the section entitled “Example” on page 4 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$424	$619	$830	$1,437
Class I	$31	$190	$364	$866
Class R6	$31	$179	$341	$811

Brandes Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund

Supplement dated August 24, 2020

to

Statutory Prospectus dated July 1, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.            TEMPORARY SUSPENSION OF THE R6 SHARE CLASS

As of August 24, 2020, and until further notice, the R6 Share Class of the Brandes Core Plus Fixed Income Fund (the “Fund”) is temporarily not accepting new investments.

II.            CHANGE TO FEES AND EXPENSES OF THE FUND

On Page 3 of the Statutory Prospectus, the table in the section entitled “Fees and Expenses of the Fund”, is deleted in its entirety and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%		None		None
Maximum Deferred Sales Charge (Load)		None*		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R6
Management Fees		0.35%		0.35%		0.35%
Distribution (12b-1) Fees		0.25%		None		None
Other Expenses
Shareholder Servicing Fees	None		None		None
Other Expenses(1)	0.33%		0.38%		0.33%

Total Other Expenses		0.33%		0.38%		0.33%

Total Annual Fund Operating Expenses		0.93%		0.73%		0.68%	(4)
Less: Management Fee Waiver (2)		0.05%		0.05%		0.05%
Less: Expense Reimbursement		0.38%		0.38%		0.33%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)		0.50%		0.30%		0.30%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until January 28, 2022.

(3)
The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 28, 2022 with respect to Class A and Class I shares and January 31, 2021 for Class R6 shares: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

(4)
Total Annual Fund Operating Expenses for Class R6 shares do not correlate with the financial highlights table found in the semi-annual report and have been restated to reflect estimated operating expenses for the current fiscal year.

III.            CHANGE TO EXPENSE EXAMPLE

The table in the section entitled “Example” on page 4 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$424	$619	$830	$1,437
Class I	$31	$190	$364	$866
Class R6	$31	$179	$341	$811

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses for Class R6 shares do not correlate with the financial highlights table found in the semi-annual report and have been restated to reflect estimated operating expenses for the current fiscal year.
Brandes Core Plus Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less: Management Fee Waiver	bit_LessManagementFeeWaiver	0.05%	[3]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2022
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
1 Year	rr_ExpenseExampleYear01	$ 424
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	830
10 Years	rr_ExpenseExampleYear10	$ 1,437
Brandes Core Plus Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Less: Management Fee Waiver	bit_LessManagementFeeWaiver	0.05%	[3]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	364
10 Years	rr_ExpenseExampleYear10	$ 866
Brandes Core Plus Fixed Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[5]
Less: Management Fee Waiver	bit_LessManagementFeeWaiver	0.05%	[3]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	341
10 Years	rr_ExpenseExampleYear10	$ 811

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[3]	The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until January 28, 2022.
[4]	The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 28, 2022 with respect to Class A and Class I shares and January 31, 2021 for Class R6 shares: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.
[5]	Total Annual Fund Operating Expenses for Class R6 shares do not correlate with the financial highlights table found in the semi-annual report and have been restated to reflect estimated operating expenses for the current fiscal year.